UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02752 and 811-21299

Name of Fund: BIF Money Fund and Master Money LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Money Fund and

Master Money LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2018

Date of reporting period: 06/30/2017

Item 1 – Schedule of Investments

Schedule of Investments	BIF Money Fund
June 30, 2017 (Unaudited)	(Percentages shown are based on Net Assets)

Security	Value
Investment Companies — 100.1%
Master Money LLC	$8,731,850,472

Total Investments — 100.1% (Cost: $8,731,850,472)	8,731,850,472
Liabilities in Excess of Other Assets — (0.1)%	(4,542,726)

Net Assets — 100.0%	$8,727,307,746

BIF Money Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Money LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2017, the value of the investment and the percentage owned by the Fund of the Master LLC was $8,731,850,472 and 77.0%, respectively.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended June 30, 2017, there were no transfers between levels.

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	1

Schedule of Investments	Master Money LLC
June 30, 2017 (Unaudited)	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
U.S. Government Sponsored Agency Obligations — 46.9%
Federal Farm Credit Banks Variable Rate Notes(a):
1.23%, 09/22/17	USD	138,500	$138,498,409
1.21%, 09/25/17		20,000	19,999,075
1.28%, 11/20/17		50,000	49,999,018
1.21%, 12/04/17		75,000	75,000,000
1.07%, 01/23/18		24,000	24,000,132
1.14%, 01/26/18		50,000	49,997,072
1.13%, 04/09/18		40,000	39,998,443
1.41%, 06/18/18		40,325	40,329,071
Federal Home Loan Banks Discount Notes(b):
0.65%, 07/03/17		33,636	33,634,785
0.85%, 07/14/17		181,660	181,604,568
0.85%, 07/19/17		65,130	65,102,222
0.89%, 07/21/17		137,560	137,491,907
0.95%, 07/26/17		45,985	45,954,727
0.65%, 08/02/17		95,620	95,564,923
1.02%, 08/04/17		28,000	27,973,027
1.02%, 08/09/17		201,220	200,997,097
0.98%, 08/10/17		104,370	104,256,353
0.77%, 08/11/17		228,185	227,984,605
0.89%, 08/18/17		242,860	242,572,844
0.70%, 08/23/17		50,400	50,348,431
0.68%, 08/25/17		150,000	149,845,313
0.90%, 08/28/17		80,230	80,114,313
1.03%, 08/29/17		122,495	122,288,222
0.70%, 08/30/17		63,950	63,875,925
1.00%, 09/13/17		50,000	49,897,222
1.05%, 09/20/17		141,080	140,748,286
0.91%, 09/22/17		99,547	99,338,145
1.04%, 09/27/17		60,000	59,847,613
0.75%, 10/18/17		61,390	61,250,594
0.98%, 10/25/17		73,705	73,472,494
0.99%, 11/02/17		52,465	52,286,094
1.01%, 12/05/17		163,000	162,289,139
1.15%, 12/29/17		79,000	78,547,198
Federal Home Loan Banks Variable Rate Notes(a):
1.14%, 07/06/17		96,905	96,905,000
1.14%, 07/07/17		150,000	150,000,000
0.95% - 1.12%, 08/25/17		121,505	121,505,000
1.03%, 09/01/17		120,000	120,000,000
1.26%, 10/16/17		67,800	67,800,000
1.09%, 10/27/17		42,000	41,999,035
1.05%, 11/02/17		71,525	71,525,000
1.10%, 01/26/18		60,000	59,998,287
1.06%, 02/05/18		40,000	40,000,000
0.99%, 04/13/18		300,725	300,725,000
1.07%, 04/17/18		93,590	93,590,000
0.83%, 05/09/18		65,000	65,000,000
0.95%, 06/05/18		80,000	80,000,000
1.06%, 06/08/18		56,500	56,500,000
0.94%, 07/05/18		117,190	117,190,000

Security		Par (000)	Value
U.S. Government Sponsored Agency Obligations (continued)
Federal Home Loan Banks Variable Rate Notes(a): (continued)
1.06%, 07/09/18	USD	133,000	$133,000,000
1.11%, 10/03/18		87,500	87,500,000
1.11%, 06/20/19		88,270	88,270,000
Federal Home Loan Mortgage Corp.:
0.80%, 08/02/17(b)		100,725	100,653,373
0.88%, 03/07/18		53,460	53,380,951
Federal Home Loan Mortgage Corp. Discount Notes(b):
0.83%, 08/03/17		81,015	80,953,361
0.73%, 10/16/17		79,050	78,878,483
Federal Home Loan Mortgage Corp. Variable Rate Notes, 1.34%, 07/21/17(a)		8,100	8,099,954
Federal National Mortgage Association Variable Rate Notes(a):
1.18%, 08/16/17		100,000	99,998,726
1.09%, 10/05/17		59,000	58,997,631

Total U.S. Government Sponsored Agency Obligations — 46.9% (Cost: $5,317,577,068)			5,317,577,068

U.S. Treasury Obligations — 16.9%
U.S. Treasury Bills(b):
0.84%, 07/06/17		150,000	149,982,500
0.81%, 07/27/17		200,000	199,883,000
0.84%, 09/07/17		204,375	204,052,655
0.91%, 09/28/17		106,020	105,782,795
0.95%, 10/12/17		145,725	145,328,911
0.95%, 10/19/17		125,000	124,639,062
0.96%, 10/26/17		119,000	118,630,654
0.98%, 11/02/17		45,000	44,848,875
U.S. Treasury Notes:
0.50%, 07/31/17		150,000	149,962,138
0.88% - 4.75%, 08/15/17		25,065	25,174,062
0.88%, 10/15/17		179,890	179,962,699
1.17%, 10/31/17(a)		16,452	16,443,590
0.88% - 4.25%, 11/15/17		121,870	122,005,658
0.88%, 11/30/17		9,110	9,112,438
1.27%, 01/31/18(a)		65,000	64,991,940
1.00%, 02/15/18		77,825	77,861,085
1.18%, 07/31/18(a)		180,000	180,214,133

Total U.S. Treasury Obligations — 16.9% (Cost: $1,918,876,195)			1,918,876,195

Total Repurchase Agreements — 33.5% (Cost: $3,789,560,000)			3,789,560,000

Total Investments — 97.3% (Cost: $11,026,013,263)(c)			11,026,013,263

Other Assets Less Liabilities — 2.7%			308,794,618

Net Assets — 100.0%			$11,334,807,881

(a)	Variable rate security. Rate as of period end.
(b)	Rates are discount rates or a range of discount rates at the time of purchase.
(c)	Cost for U.S. federal income tax purposes.

2	SCHEDULE OF INVESTMENTS

Schedule of Investments (continued)	Master Money LLC
June 30, 2017 (Unaudited)

Repurchase Agreements

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of Montreal	0.90	%(a)	05/11/17	07/07/17	$59,500	$59,500	$59,584,788	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 4.50%, due 08/24/17 to 05/01/47	$65,503,123	$61,211,164
	1.05%		06/29/17	07/06/17	200,000	200,000	200,040,833	U.S. Treasury Obligations, 0.13% to 2.88%, due 07/31/17 to 11/15/46	192,099,700	204,000,082

Total Bank of Montreal						$259,500				$265,211,246
BNP Paribas SA	1.08	%(a)	06/15/17	07/07/17	102,500	102,500	102,567,650	U.S. Treasury Obligations, 0.00% to 3.38%, due 07/20/17 to 02/15/47	93,711,332	104,550,097
	1.12%		06/30/17	07/03/17	3,000	3,000	3,000,280	U.S. Government Sponsored Agency Obligations, 2.13% to 3.13%, due 02/20/41 to 12/20/41	18,277,334	3,060,000

Total BNP Paribas SA						$105,500				$107,610,097
Citigroup Global Markets, Inc.	1.08%		06/30/17	07/03/17	102,000	102,000	102,009,180	U.S. Treasury Obligations, 1.38% to 2.88%, due 04/30/21 to 05/15/43	104,585,700	104,040,037
	1.10%		06/30/17	07/03/17	40,000	40,000	40,003,667	U.S. Treasury Obligations, 1.25% to 2.38%, due 06/30/18 to 07/31/23	42,380,700	40,800,038

Total Citigroup Global Markets, Inc.						$142,000				$144,840,075
Federal Reserve Bank of New York	1.00%		06/30/17	07/03/17	1,770,000	1,770,000	1,770,147,501	U.S. Treasury Obligations, 1.63% to 8.00%, due 11/15/21 to 02/15/43	1,676,071,400	1,770,147,596

Goldman Sachs & Co. LLC	1.12%		06/29/17	07/06/17	170,000	170,000	170,037,022	U.S. Government Sponsored Agency Obligations, U.S. Treasury Obligations and Corporate/Debt Obligations, 0.00% to 7.50%, due 06/25/20 to 07/16/57	6,350,775,865	188,424,300
HSBC Securities USA, Inc.	1.04%		06/28/17	07/05/17	68,000	68,000	68,013,751	U.S. Treasury Obligations, 1.38% to 4.75%, due 06/30/23 to 02/15/41	62,111,200	69,365,911
	1.04%		06/28/17	07/05/17	108,000	108,000	108,021,840	U.S. Treasury Obligation, 1.00%, due 12/31/17	110,250,000	110,162,903

Total HSBC Securities USA, Inc.						$176,000				$179,528,814
JP Morgan Securities LLC	1.12%		06/30/17	07/03/17	20,000	20,000	20,001,867	U.S. Treasury Obligations, 0.00% to 1.75%, due 10/12/17 to 12/31/20	20,365,000	20,404,344
	1.14%		06/30/17	07/03/17	50,000	50,000	50,004,750	U.S. Government Sponsored Agency Obligations, 2.56% to 3.11%, due 12/01/26 to 05/01/36	96,597,076	51,502,479

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	3

Schedule of Investments (continued)	Master Money LLC
June 30, 2017 (Unaudited)

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	1.39	%(a)	06/30/17	07/03/17	$268,500	$268,500	$268,531,189	U.S. Government Sponsored Agency Obligations, 2.50% to 5.00%, due 09/01/23 to 07/01/47	427,561,386	276,555,034

Total JP Morgan Securities LLC						$338,500				$348,461,857
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.10%		06/30/17	07/03/17	21,000	21,000	21,001,925	U.S. Government Sponsored Agency Obligation, 3.50%, due 03/20/47	20,567,317	21,420,001
	1.16%		06/29/17	07/06/17	150,000	150,000	150,033,833	U.S. Government Sponsored Agency Obligation, 4.00%, due 07/25/53	151,790,214	160,500,001

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$171,000				$181,920,002
Mizuho Securities USA LLC	1.16%		06/30/17	07/03/17	15,000	15,000	15,001,450	U.S. Government Sponsored Agency Obligations, 0.98%, due 01/14/19	15,237,000	15,300,551
Morgan Stanley & Co. LLC	1.01%		06/30/17	07/03/17	5,000	5,000	5,000,421	U.S. Treasury Obligation, 1.63%, due 05/31/23	5,199,600	5,100,090
Natixis SA	1.08	%(b)	06/30/17	07/03/17	200,000	200,000	200,018,000	U.S. Treasury Obligations, 0.38% to 8.13%, due 06/15/20 to 02/15/45	195,430,100	204,000,026
	1.10	%(b)	06/30/17	07/03/17	104,000	104,000	104,009,533	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 1.25% to 3.50%, due 05/15/20 to 04/01/47	111,074,165	106,131,974

Total Natixis SA						$304,000				$310,132,000
RBC Capital Markets LLC	1.06%		06/30/17	07/03/17	15,000	15,000	15,001,325	U.S. Treasury Obligations, 0.00% to 1.38%, due 04/15/20 to 05/15/44	26,744,000	15,300,014

	1.07%		06/30/17	07/03/17	30,000	30,000	30,002,675	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 2.65% to 5.64%, due 11/25/30 to 06/01/47	789,841,176	32,145,961

Total RBC Capital Markets LLC						$45,000				$47,445,975
Societe Generale SA	1.03	%(a)	06/08/17	07/07/17	37,560	37,560	37,591,164	U.S. Treasury Obligations, 0.00% to 5.50%, due 10/12/17 to 11/15/43	32,484,000	38,311,260
TD Securities USA LLC	1.13%		06/30/17	07/03/17	50,000	50,000	50,004,708	U.S. Treasury Obligations, 0.88% to 5.38%, due 07/15/17 to 02/15/46	48,799,900	51,000,001
	1.15%		06/30/17	07/03/17	30,000	30,000	30,002,875	U.S. Government Sponsored Agency Obligation, 4.00%, due 02/01/47	30,145,220	30,900,001

Total TD Securities USA LLC						$80,000				$81,900,002

4	SCHEDULE OF INVESTMENTS

Schedule of Investments (concluded)	Master Money LLC
June 30, 2017 (Unaudited)

Repurchase Agreements							Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Wells Fargo Securities LLC	1.06%	06/28/17	07/05/17	$92,500	$92,500	$92,519,065	U.S. Government Sponsored Agency Obligations, 3.50% to 4.00%, due 06/01/37 to 06/01/47	$91,692,522	$95,275,000
	1.10%	06/30/17	07/07/17	78,000	78,000	78,016,683	U.S. Government Sponsored Agency Obligations, 3.50% to 5.00%, due 06/01/32	77,216,747	80,340,000

Total Wells Fargo Securities LLC					$170,500				$175,615,000
Total					$3,789,560				$3,859,948,865

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Variable rate security. Rate as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Short-Term Securities(a)	$–	$11,026,013,263	$–	$11,026,013,263

	$–	$11,026,013,263	$–	$11,026,013,263

(a)	See above Schedule of Investments for values in each security type.

During the period ended June 30, 2017, there were no transfers between levels.

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	5

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Money Fund and Master Money LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BIF Money Fund and Master Money LLC

Date: August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BIF Money Fund and Master Money LLC

Date: August 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BIF Money Fund and Master Money LLC

Date: August 22, 2017